NON-CONTROLLING INTEREST	9 Months Ended
Dec. 31, 2021
Non-controlling Interest
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

(In thousands)	PGL	SalvaRx	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2021	$–	$–	$46,173	$(20)	$46,153
Share-based compensation expense	–	–	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	–	–	184	–	184
Net (loss) attributable to non-controlling interest	–	–	(436)	(317)	(753)
Non-controlling interest as of December 31, 2021	$–	$–	$46,112	$(337)	$45,775

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2020	$(81)	$2,451	$46,712	$28	$49,110
Share-based compensation expense	–	–	712	–	712
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement	–	(2,451)	–	–	(2,451)
Net (loss) attributable to non-controlling interest	(10)	–	(317)	(32)	(359)
Non-controlling interest as of December 31, 2020	$(91)	$–	$47,107	$(4)	$47,012

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. See Note 11, “Unsecured Notes Payable – iOx Unsecured Notes Payable” for a further discussion.

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.